ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.       ORGANIZATION AND PRINCIPAL ACTIVITIES

Yirendai Ltd. (the “Company” or “Yirendai”) was incorporated under the laws of the Cayman Islands in September 2014 by CreditEase Holdings (Cayman) Limited ("CreditEase"). CreditEase is engaged in providing services for both online and offline marketplace connecting borrowers and investors as well as wealth management services in People’s Republic of China (“PRC”) through its subsidiaries and consolidated variable interest entities. The Company, its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) provide services for online marketplace connecting borrowers and investors in the PRC.

The Group entered into non-competition arrangement with CreditEase, under which they agreed not to compete with each other’s core business. CreditEase agreed not to compete with the Group in a business that is of the same nature as (i) the online consumer finance marketplace business currently conducted or contemplated to be conducted by the Group as of the date of the agreement and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. The Group agreed not to compete with CreditEase in the business conducted by CreditEase, other than (i) the online consumer finance marketplace business operated by the Group as of the date of the agreement and (ii) other businesses that the Group and CreditEase may mutually agree from time to time. Transactions between the Group and CreditEase are referred to as related party transactions.

As of December 31, 2018, the Company’s subsidiaries and consolidated VIEs are as follows:

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

Yirendai Hong Kong Limited (“Yirendai HK”)	October 8, 2014	Hong Kong	100%	Investment holding

Yi Ren Heng Ye Technology Development (Beijing) Co., Ltd. (“Heng Ye”)	January 8, 2015	PRC	100%	Provision of consultancy information technology support

Chongqing Heng Yu Da Technology Co., Ltd. (“Heng Yu Da”)	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Yi Ren Information Consulting (Beijing) Co., Ltd. ("Yi Ren Information")	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral services to institutional funding providers

Chongqing Heng Lang Sheng Technology Co., Ltd. ("Heng Lang Sheng")	May 7, 2018	PRC	100%	Provision of services relating to IT, system maintenance

Chongqing Heng Xin Xin Technology Co., Ltd. ("Heng Xin Xin")	May 7, 2018	PRC	100%	Provision of services relating to IT, system maintenance

Variable interest entities

Heng Cheng Technology Development (Beijing) Co., Ltd. (“Heng Cheng”)	September 15, 2014	PRC	Consolidated VIE	Services for online marketplace connecting borrowers and investors

Huijin No. 28 Single Capital Trust E1 ("Trust No.1")	October 16, 2015	PRC	Consolidated VIE	Investment in loans through the Company's platform

Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan ("ABS plan")	April 22, 2016	PRC	Consolidated VIE	Host of Beneficial Right Asset

Huijin No. 28 Single Capital Trust E2 (“Trust No.2”)	July 8, 2016	PRC	Consolidated VIE	Investment in loans through the Company's platform

Yiren Financial Information Services (Beijing) Co., Ltd. ("Yi Ren Wealth Management")	October 13, 2016	PRC	Consolidated VIE	Wealth Management Consulting Service

Bohai Trust • Zhong Yi Property Trust No.1 (“Zhong Yi Trust”)	April 5, 2017	PRC	Consolidated VIE	Host of Beneficial Right Asset

Huijin No.28 Single Capital Trust E3 (“Trust No.3”)	June 27, 2017	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Bohai Trust • Yirendai Personal Loan Single Capital Trust (“Bohai Trust No.1”)	October 25, 2017	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Huijin No.28 Single Capital Trust E4 (“Trust No.4”)	January 25, 2018	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Huijin No.56 Collective Capital Trust E1 (“Trust No.5”)	April 4,2018	PRC	Consolidated VIE	Investment in loans through the Company’s platform

Yi Heng No.1 Property Right Trust ("Yi Heng No.1 Trust")	June 1, 2018	PRC	Consolidated VIE	Host of Beneficial Right Asset

The Company's business is mainly carried out through two PRC operation entities, Heng Cheng and Yi Ren Wealth Management, which were incorporated in the PRC in September 2014 and October 2016, respectively. As the PRC laws and regulations which prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required, the Company, via its wholly-owned subsidiaries in the PRC, Heng Ye and Heng Yu Da, entered into a series of agreements with Heng Cheng and Yi Ren Wealth Management and their shareholders. Consequently, Heng Ye and Heng Yu Da became the primary beneficiary of Heng Cheng and Yi Ren Wealth Management, respectively and consolidates Heng Cheng and Yi Ren Wealth Management (see VIE arrangements in Note 2).

In August 2017, the Group further established another wholly-owned subsidiary, Yi Ren Information, which engages in providing of borrower acquisition and referral services to institutional funding providers.

Starting from 2015, the Group began to expand its investor base from individual investors to institutional investors, who invest in the loans from the Group’s platform through a series of arrangements among assets backed financial entities. The Group consolidated such assets backed financial entities if the Group is considered as their primary beneficiary.